Reinsurance - Components of Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Future policy benefits	$ 54.5
Total reinsurance recoverables	318.2	$ 298.8
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Funds held under deposit contracts	102.4	99.8
Future policy benefits	134.3	130.9
Paid claims, expense allowance, premium tax recoverables and other	18.7	3.7
Policy and contract claims	5.8	6.9
Total reinsurance recoverables	261.2	241.3
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Future policy benefits	40.3	47.6
Paid claims, expense allowance, premium tax recoverables and other	4.0	1.9
Policy and contract claims	12.7	8.0
Total reinsurance recoverables	$ 57.0	$ 57.5